Revenues - Schedule of Disaggregates the Company’s Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregates the Company’s Revenues [Line Items]
Revenues	$ 1,341,218	$ 6,078,953	$ 4,031,103
Sales of products [Member]
Schedule of Disaggregates the Company’s Revenues [Line Items]
Revenues	1,331,218	4,888,968	3,985,773
POC contracts and related services [Member]
Schedule of Disaggregates the Company’s Revenues [Line Items]
Revenues	$ 10,000	$ 1,189,985	$ 45,330